S-K 1603(a) SPAC Sponsor	Sep. 11, 2025 USD ($) $ / shares shares
SPAC Sponsor [Line Items]
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Name	Mr. Qing Sun
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.01
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is not expected to effect any transfer of the founder shares or private placement units its holds during the relevant lock-up terms, certain transfers prior to the completion of our initial business combination are permitted for the founder shares and private placement units
Founder Shares [Member]
SPAC Sponsor [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Securities Issued or to be Issued, Shares | shares	2,875,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.01
Over-allotment Option Exercised [Member]
SPAC Sponsor [Line Items]
Securities Issued or to be Issued, Shares | shares	375,000